Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Viacom Inc Related Parties Tables [Abstract]
Amounts due from Viacom Inc. [Table Text Block]
At December 31,	2013	2012

Receivables	$84	$124
Other assets (Receivables, noncurrent)	115	133
Total amounts due from Viacom Inc.	$199	$257